Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease	The Company is a party to operating leases for its corporate offices, laboratory space and vehicles. The Company’s real property operating leases have remaining lease terms of up to 3.25 years, some of which include options to extend the leases for up to five years.
	Six months ended June 30,
(in thousands)	2023	2022

The components of lease expense were as follows:
Operating leases expenses	$522	$517
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$520	$478
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$145	$91

Schedule of Supplemental Information Related to Operating Leases
	June 30,	December 31,
(in thousands)	2023	2022
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$6,590	$6,445
Accumulated amortization	1,856	1,420
Operating lease Right-of-Use assets, net	$4,734	$5,025
Lease liabilities – current - Accounts payable and accrued liabilities	$667	$653
Lease liabilities – noncurrent	3,702	4,194
Total operating lease liabilities	$4,369	$4,847
Weighted average remaining lease term in years	7.1	7.6
Weighted average annual discount rate	3.4%	3.4%

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities as of June 30, 2022, were as follows:
2023(after June 30)	$344
2024	696
2025	717
2026	581
2027	551
2028 and onwards	2,069
Total undiscounted lease liability	$4,958
Less: Imputed interest	$(589)
Present value of lease liabilities	$4,369